Offerings	Nov. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, reserved for issuance pursuant to the Registrant's 2021 Equity Incentive Plan
Amount Registered | shares	16,227,731
Proposed Maximum Offering Price per Unit	5.26
Maximum Aggregate Offering Price	$ 85,357,865.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,787.92
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Class A common stock ("Common Stock") that become issuable under the 2021 Equity Incentive Plan (the "2021 Plan") and the 2021 Employee Stock Purchase Plan (the "2021 ESPP") set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's Common Stock. (2) Represents additional shares of Common Stock reserved for future issuance under the 2021 Plan. The 2021 Plan provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the 2021 Plan on January 1st of each year, for a period of not more than 10 years, commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to the lesser of (a) 4% of the total number of shares of capital stock outstanding on December 31st of the preceding calendar year and (b) a number of shares of Common Stock designated by action of the Registrant's board of directors prior to the first day of any calendar year. This filing covers the increase on January 1, 2025. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and 457(h) promulgated under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on October 30, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, reserved for issuance pursuant to the Registrant's 2021 Employee Stock Purchase Plan
Amount Registered | shares	4,056,932
Proposed Maximum Offering Price per Unit	4.48
Maximum Aggregate Offering Price	$ 18,175,055.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,509.98
Offering Note	(1) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Class A common stock ("Common Stock") that become issuable under the 2021 Equity Incentive Plan (the "2021 Plan") and the 2021 Employee Stock Purchase Plan (the "2021 ESPP") set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant's Common Stock. (2) Represents additional shares of Common Stock reserved for future issuance under the 2021 ESPP. The 2021 ESPP provides that an additional number of shares will automatically be added annually to the shares authorized for issuance under the ESPP on January 1st of each calendar year, beginning on January 1, 2022 and ending on and including January 1, 2031, by the lesser of (a) 1% of the total number of shares of capital stock outstanding on December 31st of the preceding calendar year; (b) 9,500,708 shares of Common Stock and (c) a number of shares of Common Stock designated by action of the Registrant's board of directors prior to the first day of any calendar year. This filing covers the increase on January 1, 2025. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and 457(h) promulgated under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are calculated using the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on October 30, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2021 ESPP.